Loans and Allowance for Loan Losses - Summary of Individually Impaired Loans Presented by Class of Loans (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable Impaired [Line Items]
Unpaid Principal Balance, With no related allowance recorded	$ 4,465	$ 2,575	$ 2,574	$ 6,112
Recorded Investment, With no related allowance recorded	4,465	2,575	2,574	6,112
Average Balance, With no related allowance recorded	3,521	2,566	2,112	6,010
Interest Income, With no related allowance recorded	91	328	301	213
Unpaid Principal Balance, With an allowance recorded			6,133
Recorded Investment, With an allowance recorded			6,133
Average Balance, With an allowance recorded			5,671
Interest Income, With an allowance recorded			301
Related Allowance, With an allowance recorded			1,782
Construction and Land Development
Financing Receivable Impaired [Line Items]
Unpaid Principal Balance, With no related allowance recorded	286	289	303	315
Recorded Investment, With no related allowance recorded	286	289	303	315
Average Balance, With no related allowance recorded	288	296	309	320
Interest Income, With no related allowance recorded	6	16	21	4
Commercial Real Estate
Financing Receivable Impaired [Line Items]
Unpaid Principal Balance, With no related allowance recorded	2,108	2,131	2,253	1,167
Recorded Investment, With no related allowance recorded	2,108	2,131	2,253	1,167
Average Balance, With no related allowance recorded	2,119	2,192	1,710	1,145
Interest Income, With no related allowance recorded	51	297	280	195
Commercial | SBA
Financing Receivable Impaired [Line Items]
Unpaid Principal Balance, With no related allowance recorded	2,071	155	18	4,630
Recorded Investment, With no related allowance recorded	2,071	155	18	4,630
Average Balance, With no related allowance recorded	1,114	78	93	4,545
Interest Income, With no related allowance recorded	$ 34	$ 15		$ 14
Unpaid Principal Balance, With an allowance recorded			3,559
Recorded Investment, With an allowance recorded			3,559
Average Balance, With an allowance recorded			3,559
Related Allowance, With an allowance recorded			$ 1,782